EMPLOYEE BENEFIT PLANS (Details) (USD $)	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Defined Benefit Plan Disclosure [Line Items]
Defined Benefit Plans, Estimated Future Employer Contributions in Current Fiscal Year	$ 0
Defined Contribution Plan, Maximum Annual Contribution Percent by Employee	50.00%
Pension Contributions	0
Pension Expense	5,496,000	(481,000)	(1,349,000)
Defined Benefit Plan, Change in Benefit Obligation [Roll Forward]
Benefit obligation at beginning of year	67,678,000	63,910,000
Service cost	3,705,000	3,483,000	3,177,000
Interest cost	2,319,000	2,550,000	2,723,000
Amendments	124,000	0
Actuarial loss	(6,745,000)	3,822,000
Benefits paid, excluding settlement	(1,111,000)	(6,087,000)
Settlement	(10,379,000)	0
Benefit obligation at end of year	55,591,000	67,678,000	63,910,000
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at beginning of year	123,716,000	114,972,000
Actual return on plan assets	19,421,000	14,831,000
Employer contribution	0	0
Benefits paid, excluding settlement	(1,111,000)	(6,087,000)
Settlements	(10,379,000)	0
Fair value of plan assets at end of year	131,647,000	123,716,000	114,972,000
Defined Benefit Plan, Amounts Recognized in Balance Sheet [Abstract]
Assets	76,056,000	56,038,000
Liabilities	0	0
Net amount recognized	76,056,000	56,038,000
Defined Benefit Plan, Accumulated Other Comprehensive Income (Loss), after Tax [Abstract]
Net actuarial loss	28,411,000	54,471,000
Net prior service cost	(3,573,000)	(4,119,000)
Deferred tax assets	(9,273,000)	(19,014,000)
Net amount recognized	15,565,000	31,338,000
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax	(15,773,000)	(2,798,000)	12,854,000
Accumulated benefit obligation	53,664,000	64,273,000
Defined Benefit Plan, Net Periodic Benefit Cost [Abstract]
Service cost	3,705,000	3,483,000	3,177,000
Interest cost	2,319,000	2,550,000	2,723,000
Expected return on plan assets	(8,988,000)	(9,055,000)	(9,020,000)
Amortization of prior service cost	(423,000)	(423,000)	(423,000)
Defined Benefit Plan, Amortization of Gains (Losses)	2,709,000	2,964,000	2,194,000
Settlement loss	6,174,000	0	0
Net periodic benefit (income) cost	5,496,000	(481,000)	(1,349,000)
Other Comprehensive Income (Loss), Pension and Other Postretirement Benefit Plans, Adjustment, Net of Tax [Abstract]
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Gain (Loss), before Tax	(17,178,000)	(1,954,000)	22,423,000
Other Comprehensive (Income) Loss, Pension and Other Postretirement Benefit Plans, Net Prior Service Cost (Credit) Arising During Period, before Tax	124,000	0	0
Defined Benefit Plan, Amounts Recognized in Other Comprehensive Income (Loss), Net Prior Service Cost, before Tax	423,000	423,000	423,000
Other Comprehensive Income (Loss), Reclassification Adjustment from AOCI, Pension and Other Postretirement Benefit Plans, for Net Gain (Loss), before Tax	(2,709,000)	(2,964,000)	(2,194,000)
Other Comprehensive Income, Defined Benefit Plans Recognized Net Gain (Loss) Due To Settlements, before Tax	(6,174,000)	0	0
Total recognized in accumulated other comprehensive income	(25,514,000)	(4,495,000)	20,652,000
Total recognized in net periodic benefit cost and accumulated other comprehensive income	(20,018,000)	(4,976,000)	19,303,000
Amortization of loss	1,926,000	3,248,000	3,039,000
Amortization of prior service credit	(413,000)	(423,000)	(423,000)
Weighted Average Assumptions Used in Calculating Benefit Obligation [Abstract]
Discount rate	4.62%	3.73%
Rate of compensation increase	3.50%	3.50%
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Discount rate	3.73%	4.22%
Expected return on plan assets	7.50%	7.50%
Rate of compensation increase	3.50%	3.50%
Fair value measurments	131,647,000	123,716,000	114,972,000
Defined Benefit Plan, Estimated Future Benefit Payments [Abstract]
2014	3,851,000
2015	3,840,000
2016	5,588,000
2017	4,066,000
2018	4,893,000
Thereafter	27,203,000
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Contribution Plan, Cost Recognized	2,400,000	2,600,000	2,700,000
Maximum annual contribution per employee, percent	4.00%
Employer matching contribution, percent on first 3% of Earnings	100.00%
Defined Contribution Plan Employee Contribution Percent on which employer matches half of next 2 percent of earnings	50.00%
Cash Surrender Value of Life Insurance	88,700,000	84,500,000
Equity Securities [Member]
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Benefit Plan, Target Plan Asset Allocations	60.00%
Money Market Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	126,000	1,338,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	126,000	1,338,000
Money Market Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	126,000	1,338,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	126,000	1,338,000
Money Market Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Money Market Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
U.S. Treasuries
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year		3,923,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments		3,923,000
U.S. Treasuries | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year		0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments		0
U.S. Treasuries | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year		3,923,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments		3,923,000
U.S. Treasuries | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year		0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments		0
Securities of U.S. government agencies and corporations
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year		1,543,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments		1,543,000
Securities of U.S. government agencies and corporations | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year		0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments		0
Securities of U.S. government agencies and corporations | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year		1,543,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments		1,543,000
Securities of U.S. government agencies and corporations | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year		0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments		0
Corporate Debt Securities [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year		6,983,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments		6,983,000
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year		0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments		0
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year		6,983,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments		6,983,000
Corporate Debt Securities [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year		0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments		0
Common Stock
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year		20,899,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments		20,899,000
Common Stock | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year		20,899,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments		20,899,000
Common Stock | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year		0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments		0
Common Stock | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year		0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments		0
Equity Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	81,244,000	22,168,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	81,244,000	22,168,000
Equity Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	81,244,000	22,168,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	81,244,000	22,168,000
Equity Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Equity Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0	0
Exchange Traded Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year		66,844,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments		66,844,000
Exchange Traded Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year		66,844,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments		66,844,000
Exchange Traded Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year		0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments		0
Exchange Traded Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year		0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments		0
Fixed Income Funds [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	50,277,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	50,277,000
Defined Contribution Pension and Other Postretirement Plans Disclosure [Abstract]
Defined Benefit Plan, Target Plan Asset Allocations	40.00%
Fixed Income Funds [Member] | Fair Value, Inputs, Level 1 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	50,277,000
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	50,277,000
Fixed Income Funds [Member] | Fair Value, Inputs, Level 2 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	0
Fixed Income Funds [Member] | Fair Value, Inputs, Level 3 [Member]
Defined Benefit Plan, Change in Fair Value of Plan Assets [Roll Forward]
Fair value of plan assets at end of year	0
Weighted Average Assumptions Used in Calculating Net Periodic Benefit Cost [Abstract]
Fair value measurments	$ 0